SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 16           SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION)

In 2004, the Company issued an aggregate of 320,000 shares of common stock and 1,200,000 shares of preferred stock as Founders shares to the Company Founders. The preferred stock was convertible to common stock at a rate of one common share per two preferred shares. The shares were valued at their par value which was equal to $1,520.

In 2004, the Company issued an aggregate of 320,000 shares of common stock and 1,200,000 shares of preferred stock to the Company Officers and Directors upon the merger of Ultimate Jukebox, Inc. and NetMusic Corp. The preferred stock was convertible to common stock at a rate of one common share per two preferred shares. The shares were valued at their par value which was equal to $1,520.

Prior to 2008, the Company issued an aggregate of 12,005,491 shares of common stock for services rendered and exploration stage mining properties.  The shares were valued at $5,100,667, based on the market price on the date of grant.

Prior to 2008, the Company issued an aggregate of 2,574,127 shares of common stock to convert debt to equity.  The shares were valued at $2,510,825 based on the market price on the date of issuance.  Any differences between the value of the shares issued and the debt relieved were recorded as a gain or loss on conversion.

Prior to 2008, the Company issued an aggregate of 302,643 shares of common stock in private placements. The consideration received was $522,700.

Prior to 2008, the Company purchased back and retired 200,000 shares at a net cost of $2,000.

Prior to 2008, the Company received a contribution of $164,371 from a shareholder to pay expenses for mineral claim exploration.

Prior to 2008, the Company issued 100 shares of Series I Preferred stock to our Chief Executive Officer, Mr. Perry Leopold, as an anti-takeover measure to insure that Mr. Leopold maintains control of the Company during periods when the Company’s stock may be severely undervalued and subject to hostile takeover in the open market.  As specified in the Certificate of Designation filed by the Company with the Delaware Secretary of State in February 2007, ”the outstanding shares of Series I Preferred Stock shall vote together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series I Preferred Stock outstanding and as long as at least one of such shares of Series I Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders.  Each outstanding share of the Series I Preferred Stock shall represent its proportionate share of the 80% which is allocated to the outstanding shares of Series I Preferred Stock.”  The value of the Series I Preferred shares was valued at $101,000 according to the value of the control premium from 80% of the voting rights assigned to Series I Preferred stock.

Prior to 2008, the Company converted 2,400,000 shares of Convertible Series A preferred stock to 1,200,000 shares of common stock. The shares were convertible at a ratio of one share of common stock per two shares of preferred stock.

Prior to 2008, a non-convertible note payable from a third party totaling $50,000 with a 20% interest rate, maturing thirty days from the note date, was converted into 1,250,000 shares of common stock. During the same period, a non-convertible note payable from a third party totaling $12,000 with a 10% interest rate, maturing one year from the note date, was converted into 100,000 shares of common stock.  The aggregate shares were valued according to the closing market price on their respective conversion dates at $121,500.

Prior to 2008, beneficial conversion features related to convertible notes payable totaling $62,000 were recorded. The entire discount was expensed in the year ended December 31, 2007 due to the conversion of the note prior to year end.

During 2008, the Company received a contribution of $10,000 from a shareholder for mineral claim maintenance.

During 2008, the Company issued an aggregate of 5,500,000 shares of common stock for services rendered.  The shares were valued at $230,000, based on the market price on the date of grant.

During 2008, the Company issued 2,275,000 shares of common stock in a private placement.  The consideration received was $10,000.

During 2009, the Company issued 4,000,000 shares of Series A Preferred stock, and 100,000 shares of Series G Preferred stock to our Chief Executive Officer as a bonus for services rendered.  Each share of Series A Preferred has 10 votes per share and is convertible to 5 shares of common.  The Series G Preferred stock has no voting rights, and each share is convertible to 1/100 of an ounce of gold, or 20 shares of common. The conversion of the Series G Preferred stock into gold can only be exercised by the holder if the company has gold inventory at the time of conversion. The conversion value of the shares was $253,785 based on the value of the closing price of the common stock the preferred shares were convertible into on the day of issuance, plus the value of the control premium from voting rights assigned to the preferred share issuances.

During 2009, the Company issued an aggregate of 21,800,000 shares of common stock in private placements.  The consideration received was $173,000.

During 2009, the Company issued an aggregate of 10,000,000 shares of common stock to a private investor to reduce the balance due of deferred compensation to the Chief Executive Officer by $100,000. The deferred compensation was assigned by the Chief Executive Officer to the private investor in lieu of cash, and the assigned liability was immediately converted to equity by the investor. The value of the shares issued according to the market price on the date of issuance was $187,500. The difference between the value of the deferred compensation and the value of the shares issued was recorded as a loss on conversion.

During 2009, the Company issued an aggregate of 2,500,000 shares of common stock for services rendered. The shares were valued at $29,750, based on the market price on the date of grant.

During 2009, the Company secured $5 Million in financing under an equity line of credit with Tangiers Investors, LP ("Tangiers") to fund the Company's operations and prospective mining acquisitions. North Bay has entered into a Securities Purchase Agreement with Tangiers that provides North Bay the right, but not the obligation, to draw down on the equity line of credit by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB"). Tangiers' obligation to purchase shares of the Company's common stock under the Securities Purchase Agreement is subject to certain conditions, including the Company obtaining an effective registration statement for shares of the Company's common stock sold under the Securities Purchase Agreement and is limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.  Upon signing the Securities Purchase Agreement, the Company has agreed to issue Tangiers $85,000 in restricted stock as a one-time commitment fee.  This was classified as Stock Payable at December 31, 2009 and valued at $115,310, based on the closing market price of our common stock as of October 7, 2009, the date the contract was signed.  Subsequently, the Company issued 6,589,147 shares of restricted common stock on January 20, 2010 to satisfy this obligation.

During 2010, the Company issued 6,589,147 shares of restricted common stock to Tangiers Investors, LP (“Tangiers”) as a one-time commitment fee in compliance with the October 7, 2009 agreement with Tangiers.  The value of these shares was recorded in 2009 as a stock payable due to the obligation existing at that time.  Due to the instrument to be only settled with the issuance of shares, no gain or loss was recorded with the issuance in 2010, and the full value of the stock payable was relieved to common stock and additional paid-in capital.

During 2010, the Company issued 5,000,000 shares of common stock in a Rule 504 private placement.  The consideration received was $50,000.

During 2010, the Company issued 10 million shares of common stock to Ruby Development Company as part of the initial consideration for the signing of an option-to-purchase agreement on the Ruby Mine. The market value of these shares as of the date the contract was executed was $150,000.  This amount was capitalized to Other Assets due to it being a part of the Ruby Mine Purchase Option costs.

During 2011, the Company registered 19,726,822 shares of our common stock with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to an equity line of credit (“ELOC”) and Securities Purchase Agreement ("SPA") entered into with Tangiers on October 7, 2009.  Pursuant to the terms of the SPA, the Company has the right, but not the obligation, to draw down on the ELOC by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.  Advances are limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.  As of December 31, 2011, the Company has issued an aggregate of 10,314,967 of these registered shares to Tangiers, in consideration of $857,000. The Company issued 880,982 shares after October 24, 2011. As noted within footnote 10, the shares issued after this date were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During 2011, the Company issued 863,681 shares of common stock to satisfy a Convertible Promissory Note Agreement dated June 17, 2010 with Tangiers pursuant to which the Company received $17,500 as a loan from Tangiers.  The total amount satisfied on conversion was $18,725, consisting of $17,500 in principal plus $1,225 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 1,600,467 shares of common stock to satisfy a Convertible Promissory Note Agreement dated September 27, 2010 with Tangiers pursuant to which the Company received $50,000 as a loan from Tangiers.  The total amount satisfied on conversion was $52,495, consisting of $50,000 in principal plus $2,495 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 42,857 shares of common stock for geological services rendered. The shares were valued at $3,000, based on the closing market price on the date of grant.

During 2011, the Company issued an aggregate of 1,437,416 shares of common stock to a Convertible Promissory Note Agreement dated December 30, 2010 with Tangiers pursuant to which the Company received $50,000 as a loan from Tangiers.  The total amount satisfied on conversion was $51,612, consisting of $50,000 in principal plus $1,612 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 550,000 shares common stock as a settlement on a 2009 consulting agreement.  The shares were valued at $62,095 based on the closing market price on the day of the grant. This value was recorded as a loss on settlement during 2011.

During 2011, the Company issued 2 million shares of common stock to our Chief Executive Officer to relieve $180,000 in accrued deferred compensation.  The shares were valued at the closing market price on the day of the grant, and were equal in value to the accrued salary relieved.

During 2011, the Company issued 111,112 shares common stock to Fred Michini as directors compensation of $10,000.  The shares were valued at the closing market price on the day of grant.

During 2011,  the Company issued an aggregate of 557,528 shares of common stock to fully satisfy and retire a Convertible Note dated January 4, 2011 with Asher Enterprises, Inc. (“Asher”) pursuant to which the Company received $50,000 as a loan from Asher.  The total amount satisfied on conversion was $51,020, consisting of $50,000 in principal and $1,020 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company accepted a notice of exercise on 500,000 warrants issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement dated December 30, 2010.  The exercise price was $0.05 per shares, and the Company received $25,000 upon the exercise.  500,000 shares of common stock have not yet been issued, and are accounted for as stock payable.

During 2012, the Company issued 26,650 shares of common stock for geological services rendered. The shares were valued at $4,000, based on the closing market price on the date of invoice.

During 2012, the Company cancelled all outstanding shares of the Series G Convertible Preferred Stock and filed a Certificate of Elimination of the Series G Convertible Preferred Stock with the Secretary of State of the State of Delaware to eliminate entirely the Series G Convertible Preferred stock designation from our Certificate of Incorporation. The cancellation was initiated at the request of the sole shareholder of the Series G Preferred, and $100 was recorded to additional paid in capital.

During 2012, the Company issued a $100,000 Convertible Promissory Note ("the Note") to Tonaquint, Inc, ("Tonaquint", or “the Lender”).  The Note carries a $10,000 original issue discount (the “OID”), as well as $3,000 in transaction fees, such that the initial Principal Sum due is $113,000.  The interest rate on the Note is 8% per annum. The Note has a maturity date of nine (9) months from the Effective Date, and has a fixed conversion price of $0.06.  The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.  In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.  No conversion can occur prior to 180 days from the Effective Date.  In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.

During 2012, and in connection with the above mentioned Tonaquint transaction, a commission has been paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock.  The shares were valued at $5,610 based on the closing market price on the date of grant. This value is being amortized over the term of the related note agreement.

During 2012, the Company issued 3,636,619 shares of common stock previously registered with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, in consideration of cash received of $227,000.  Related to the consideration received, $201,464 was received in cash, and the remaining $25,536 was applied as principal and interest to retire a $25,000 note payable to Tangiers dated December 30, 2011. As noted within footnote 10, these shares were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During 2012, the Company issued 90,000 restricted shares of common stock for services rendered. The shares were valued at $6,660, based on the closing market price on the date of grant.

During 2012, the Company issued 500,000 shares that had been previously recorded as stock payable pursuant to a notice of exercise received in 2011 on 500,000 warrants issued to Tangiers Investors, LP on December 30, 2010.  The exercise price was $0.05 per shares, and the Company received $25,000 upon the exercise.

During the first half of 2013 the Company amended the Securities Purchase Agreement with Tangiers Investors LP ("Tangiers") dated October 7, 2009 to (a) increase the commitment amount from $5 million to $10 million, (b) increase the term from 3 years to 5 years, (c) increase the maximum draw from $100,000 to $250,000, (d) provides for up to 300% of the base amount of each draw as determined by the average daily trading volume in dollar amount during the 10 trading days (the “Base Amount”) preceding the Advance Note date, and (e) the price on the Base Amount remains 90% of the lowest volume weighted average price of the Company's common  stock during the 5 day pricing period following each Advance Notice (the “Market Price”), any Advance Notice that exceeds the Base Amount by up to 200% will be further discounted by 7.5% (or 82.5% of the Market Price), and any Advance Notice in excess of 200% and up to 300% of the Base Amount will be further discounted by an additional 7.5% (or 75% of the Market Price).

During the first half of 2013, the Company issued 5,700,049 shares of common stock to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $197,000. As noted within footnote 10, these shares were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During the second half of 2013, the Company issued 13,564,152 shares of common stock to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $459,000.

During 2013, and pursuant to twelve partial conversion notices received, the Company issued an aggregate of 11,229,545 shares of common stock of the Company to satisfy $283,920 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").  The number of shares issued was consistent with the terms of the agreement, therefore equity was credited for the value of the debt relieved with no gain or loss recorded.

During 2013, the Company issued 57,143 shares of restricted common stock for geological services rendered in the amount of $4,000.  The shares were valued on the grant date at the closing market price.

During 2013, the Company issued 94,563 shares of restricted common stock for mining safety & health services rendered in the amount of $3,782. The shares were valued on the grant date at the closing market price.

During 2013, the Company issued 40,000 shares of restricted common stock for mining services. The shares were valued at $1,480 based on the closing market price on the date of grant.

During 2013, the Company issued 5,000,000 shares of common stock to our Chief Executive Officer to reduce the aggregate amount of deferred compensation owed to him by $180,000.  The shares were valued at the closing market price of our common stock on the date of grant.

During 2013, the Company issued 277,778 shares of common stock to director Fred Michini for director fees earned during 2013.  The shares were valued at $10,000 based on the closing market price of our common stock on the date of grant.

During 2013, in connection with the Typenex and LG note issuances, a commission has been paid to Carter Terry & Company, a registered broker-dealer, consisting of $17,500 in cash and 148,750 restricted Rule 144 shares of common stock.  The shares were valued at $6,481 based on the closing market price on the date of grant. This value is being amortized over the term of the related note agreement.

During the three month period ended March 31, 2014, the Company issued 11,801,616 shares of common stock previously registered with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of cash received of $301,500.

During the three month period ended March 31, 2014 and pursuant to three partial conversion notices received, the Company issued an aggregate of 2,515,280 shares of common stock of the Company to satisfy $50,208 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").

During the three month period ended March 31, 2014, $12,800 in stock payable (458,499 shares) is due to Carter Terry & Company, a registered broker-dealer, as additional commissions payable but not yet issued.

During the three month period ended March 31, 2014, the Company issued 100,000 shares of restricted common stock to William S. Watters, the new COO of our wholly-owned subsidiary, Ruby Gold, Inc., as a signing bonus. The shares were valued at $2,700 based on the closing market price on the date of grant.

During the three month period ended June 30, 2014 and pursuant to a partial conversion notice received, the Company issued an aggregate of 3,000,000 shares of common stock of the Company to satisfy $76,800 of the principal and interest due on a Promissory Note dated October 2, 2012 with Tangiers Investors, LP, ("Tangiers").

During the three month period ended June 30, 2014, the Company issued 368,217 restricted shares of common stock of the Company to Carter Terry & Company, a registered broker-dealer, for accrued commissions in connection with the Typenex Note.

During the three month period ended June 30, 2014, the Company issued 21,049,171 shares of common stock previously registered with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of cash received of $216,200.

During the three month period ended June 30, 2014 and pursuant to three partial conversion notices received, the Company issued an aggregate of 10,707,578 shares of common stock of the Company to satisfy $114,079 of the principal and interest due on a Promissory Note dated October 1, 2013 with Typenex Co-Investment, LLC ("Typenex").

During the three month period ended June 30, 2014 and pursuant to three partial conversion notices received, the Company issued an aggregate of 5,494,215 shares of common stock of the Company to satisfy $46,847 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").

During the three month period ended June 30, 2014 and pursuant to a conversion notice received, the Company issued 4,154,411 shares of common stock of the Company to satisfy $59,325 of the principal and interest due on a Promissory Note dated October 7, 2013 with LG Capital Funding LLC ("LG").

NOTE 17           SHARE ISSUANCES SINCE JUNE 18, 2004 (INCEPTION)

In 2004, the Company issued an aggregate of 320,000 shares of common stock and 1,200,000 shares of preferred stock as Founders shares to the Company Founders. The preferred stock was convertible to common stock at a rate of one common share per two preferred shares. The shares were valued at their par value which was equal to $1,520.

In 2004, the Company issued an aggregate of 320,000 shares of common stock and 1,200,000 shares of preferred stock to the Company Officers and Directors upon the merger of Ultimate Jukebox, Inc. and NetMusic Corp. The preferred stock was convertible to common stock at a rate of one common share per two preferred shares. The shares were valued at their par value which was equal to $1,520.

Prior to 2008, the Company issued an aggregate of 12,005,491 shares of common stock for services rendered and exploration stage mining properties.  The shares were valued at $5,100,667, based on the market price on the date of grant.

Prior to 2008, the Company issued an aggregate of 2,574,127 shares of common stock to convert debt to equity.  The shares were valued at $2,510,825 based on the market price on the date of issuance.  Any differences between the value of the shares issued and the debt relieved were recorded as a gain or loss on conversion.

Prior to 2008, the Company issued an aggregate of 302,643 shares of common stock in private placements. The consideration received was $522,700.

Prior to 2008, the Company purchased back and retired 200,000 shares at a net cost of $2,000.

Prior to 2008, the Company received a contribution of $164,371 from a shareholder to pay expenses for mineral claim exploration.

Prior to 2008, the Company issued 100 shares of Series I Preferred stock to our Chief Executive Officer, Mr. Perry Leopold, as an anti-takeover measure to insure that Mr. Leopold maintains control of the Company during periods when the Company’s stock may be severely undervalued and subject to hostile takeover in the open market.  As specified in the Certificate of Designation filed by the Company with the Delaware Secretary of State in February 2007, ”the outstanding shares of Series I Preferred Stock shall vote together with the shares of Common Stock of the Corporation as a single class and, regardless of the number of shares of Series I Preferred Stock outstanding and as long as at least one of such shares of Series I Preferred Stock is outstanding, shall represent eighty percent (80%) of all votes entitled to be voted at any annual or special meeting of shareholders of the Corporation or action by written consent of shareholders.  Each outstanding share of the Series I Preferred Stock shall represent its proportionate share of the 80% which is allocated to the outstanding shares of Series I Preferred Stock.”  The value of the Series I Preferred shares was valued at $101,000 according to the value of the control premium from 80% of the voting rights assigned to Series I Preferred stock.

Prior to 2008, the Company converted 2,400,000 shares of Convertible Series A preferred stock to 1,200,000 shares of common stock. The shares were convertible at a ratio of one share of common stock per two shares of preferred stock.

Prior to 2008, a non-convertible note payable from a third party totaling $50,000 with a 20% interest rate, maturing thirty days from the note date, was converted into 1,250,000 shares of common stock. During the same period, a non-convertible note payable from a third party totaling $12,000 with a 10% interest rate, maturing one year from the note date, was converted into 100,000 shares of common stock.  The aggregate shares were valued according to the closing market price on their respective conversion dates at $121,500.

Prior to 2008, beneficial conversion features related to convertible notes payable totaling $62,000 were recorded. The entire discount was expensed in the year ended December 31, 2007 due to the conversion of the note prior to year end.

During 2008, the Company received a contribution of $10,000 from a shareholder for mineral claim maintenance.

During 2008, the Company issued an aggregate of 5,500,000 shares of common stock for services rendered.  The shares were valued at $230,000, based on the market price on the date of grant.

During 2008, the Company issued 2,275,000 shares of common stock in a private placement.  The consideration received was $10,000.

During 2009, the Company issued 4,000,000 shares of Series A Preferred stock, and 100,000 shares of Series G Preferred stock to our Chief Executive Officer as a bonus for services rendered.  Each share of Series A Preferred has 10 votes per share and is convertible to 5 shares of common.  The Series G Preferred stock has no voting rights, and each share is convertible to 1/100 of an ounce of gold, or 20 shares of common. The conversion of the Series G Preferred stock into gold can only be exercised by the holder if the company has gold inventory at the time of conversion. The conversion value of the shares was $253,785 based on the value of the closing price of the common stock the preferred shares were convertible into on the day of issuance, plus the value of the control premium from voting rights assigned to the preferred share issuances.

During 2009, the Company issued an aggregate of 21,800,000 shares of common stock in private placements.  The consideration received was $173,000.

During 2009, the Company issued an aggregate of 10,000,000 shares of common stock to a private investor to reduce the balance due of deferred compensation to the Chief Executive Officer by $100,000. The deferred compensation was assigned by the Chief Executive Officer to the private investor in lieu of cash, and the assigned liability was immediately converted to equity by the investor. The value of the shares issued according to the market price on the date of issuance was $187,500. The difference between the value of the deferred compensation and the value of the shares issued was recorded as a loss on conversion.

During 2009, the Company issued an aggregate of 2,500,000 shares of common stock for services rendered. The shares were valued at $29,750, based on the market price on the date of grant.

During 2009, the Company secured $5 Million in financing under an equity line of credit with Tangiers Investors, LP ("Tangiers") to fund the Company's operations and prospective mining acquisitions. North Bay has entered into a Securities Purchase Agreement with Tangiers that provides North Bay the right, but not the obligation, to draw down on the equity line of credit by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the pricing period as quoted by Bloomberg, LP on the Over-the-Counter Bulletin Board ("OTCBB"). Tangiers' obligation to purchase shares of the Company's common stock under the Securities Purchase Agreement is subject to certain conditions, including the Company obtaining an effective registration statement for shares of the Company's common stock sold under the Securities Purchase Agreement and is limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.  Upon signing the Securities Purchase Agreement, the Company has agreed to issue Tangiers $85,000 in restricted stock as a one-time commitment fee.  This was classified as Stock Payable at December 31, 2009 and valued at $115,310, based on the closing market price of our common stock as of October 7, 2009, the date the contract was signed.  Subsequently, the Company issued 6,589,147 shares of restricted common stock on January 20, 2010 to satisfy this obligation.

During 2010, the Company issued 6,589,147 shares of restricted common stock to Tangiers Investors, LP (“Tangiers”) as a one-time commitment fee in compliance with the October 7, 2009 agreement with Tangiers.  The value of these shares was recorded in 2009 as a stock payable due to the obligation existing at that time.  Due to the instrument to be only settled with the issuance of shares, no gain or loss was recorded with the issuance in 2010, and the full value of the stock payable was relieved to common stock and additional paid-in capital.

During 2010, the Company issued 5,000,000 shares of common stock in a Rule 504 private placement.  The consideration received was $50,000.

During 2010, the Company issued 10 million shares of common stock to Ruby Development Company as part of the initial consideration for the signing of an option-to-purchase agreement on the Ruby Mine. The market value of these shares as of the date the contract was executed was $150,000.  This amount was capitalized to Other Assets due to it being a part of the Ruby Mine Purchase Option costs.

During 2011, the Company registered 19,726,822 shares of our common stock with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to an equity line of credit (“ELOC”) and Securities Purchase Agreement ("SPA") entered into with Tangiers on October 7, 2009.  Pursuant to the terms of the SPA, the Company has the right, but not the obligation, to draw down on the ELOC by selling to Tangiers shares of the Company's common stock for a total purchase price of up to $5 Million. Tangiers will pay the Company 90% of the lowest volume weighted average price of the Company's common stock during the 5-day pricing period immediately following any advance notice provided to Tangiers.  Advances are limited to $100,000 per 10 consecutive trading days after the advance notice is provided to Tangiers.  As of December 31, 2011, the Company has issued an aggregate of 10,314,967 of these registered shares to Tangiers, in consideration of $857,000. The Company issued 880,982 shares after October 24, 2011. As noted within footnote 10, the shares issued after this date were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During 2011, the Company issued 863,681 shares of common stock to satisfy a Convertible Promissory Note Agreement dated June 17, 2010 with Tangiers pursuant to which the Company received $17,500 as a loan from Tangiers.  The total amount satisfied on conversion was $18,725, consisting of $17,500 in principal plus $1,225 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 1,600,467 shares of common stock to satisfy a Convertible Promissory Note Agreement dated September 27, 2010 with Tangiers pursuant to which the Company received $50,000 as a loan from Tangiers.  The total amount satisfied on conversion was $52,495, consisting of $50,000 in principal plus $2,495 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 42,857 shares of common stock for geological services rendered. The shares were valued at $3,000, based on the closing market price on the date of grant.

During 2011, the Company issued an aggregate of 1,437,416 shares of common stock to a Convertible Promissory Note Agreement dated December 30, 2010 with Tangiers pursuant to which the Company received $50,000 as a loan from Tangiers.  The total amount satisfied on conversion was $51,612, consisting of $50,000 in principal plus $1,612 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company issued 550,000 shares common stock as a settlement on a 2009 consulting agreement.  The shares were valued at $62,095 based on the closing market price on the day of the grant. This value was recorded as a loss on settlement during 2011.

During 2011, the Company issued 2 million shares of common stock to our Chief Executive Officer to relieve $180,000 in accrued deferred compensation.  The shares were valued at the closing market price on the day of the grant, and were equal in value to the accrued salary relieved.

During 2011, the Company issued 111,112 shares common stock to Fred Michini as directors compensation of $10,000.  The shares were valued at the closing market price on the day of grant.

During 2011,  the Company issued an aggregate of 557,528 shares of common stock to fully satisfy and retire a Convertible Note dated January 4, 2011 with Asher Enterprises, Inc. (“Asher”) pursuant to which the Company received $50,000 as a loan from Asher.  The total amount satisfied on conversion was $51,020, consisting of $50,000 in principal and $1,020 in accrued interest. The note was converted according to the terms of the agreement and therefore no gain or loss was recorded on the conversion.

During 2011, the Company accepted a notice of exercise on 500,000 warrants issued to Tangiers Investors, LP on December 30, 2010 that were attached to a convertible promissory note agreement dated December 30, 2010.  The exercise price was $0.05 per shares, and the Company received $25,000 upon the exercise.  500,000 shares of common stock have not yet been issued, and are accounted for as stock payable.

During 2012, the Company issued 26,650 shares of common stock for geological services rendered. The shares were valued at $4,000, based on the closing market price on the date of invoice.

During 2012, the Company cancelled all outstanding shares of the Series G Convertible Preferred Stock and filed a Certificate of Elimination of the Series G Convertible Preferred Stock with the Secretary of State of the State of Delaware to eliminate entirely the Series G Convertible Preferred stock designation from our Certificate of Incorporation. The cancellation was initiated at the request of the sole shareholder of the Series G Preferred, and $100 was recorded to additional paid in capital.

During 2012, the Company issued a $100,000 Convertible Promissory Note ("the Note") to Tonaquint, Inc, ("Tonaquint", or “the Lender”).  The Note carries a $10,000 original issue discount (the “OID”), as well as $3,000 in transaction fees, such that the initial Principal Sum due is $113,000.  The interest rate on the Note is 8% per annum. The Note has a maturity date of nine (9) months from the Effective Date, and has a fixed conversion price of $0.06.  The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.  In lieu of cash payments, the Company may elect to convert the note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.  No conversion can occur prior to 180 days from the Effective Date.  In addition, the Company retains the option of pre-paying the Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest.

During 2012, and in connection with the above mentioned Tonaquint transaction, a commission has been paid to Carter Terry & Company, a registered broker-dealer, consisting of $10,000 in cash and 85,000 restricted Rule 144 shares of common stock.  The shares were valued at $5,610 based on the closing market price on the date of grant. This value is being amortized over the term of the related note agreement.

During 2012, the Company issued 3,636,619 shares of common stock previously registered with the SEC for issuance to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, in consideration of cash received of $227,000.  Related to the consideration received, $201,464 was received in cash, and the remaining $25,536 was applied as principal and interest to retire a $25,000 note payable to Tangiers dated December 30, 2011. As noted within footnote 10, these shares were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During 2012, the Company issued 90,000 restricted shares of common stock for services rendered. The shares were valued at $6,660, based on the closing market price on the date of grant.

During 2012, the Company issued 500,000 shares that had been previously recorded as stock payable pursuant to a notice of exercise received in 2011 on 500,000 warrants issued to Tangiers Investors, LP on December 30, 2010.  The exercise price was $0.05 per shares, and the Company received $25,000 upon the exercise.

During the first half of 2013, the Company issued 5,700,049 shares of common stock to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $197,000. As noted within footnote 10, these shares were considered unregistered and re-classified to temporary equity based on the potential cash redemption to the investor.

During the second half of 2013, the Company issued 13,564,152 shares of common stock to Tangiers Investors LP ("Tangiers") pursuant to a Securities Purchase Agreement entered into with Tangiers on October 7, 2009, as amended, in consideration of $459,000.

During 2013, and pursuant to twelve partial conversion notices received, the Company issued an aggregate of 11,229,545 shares of common stock of the Company to satisfy $283,920 of the principal and interest due on a Promissory Note ("the Note") dated July 11, 2012 with JMJ Financial, ("JMJ").  The number of shares issued was consistent with the terms of the agreement, therefore equity was credited for the value of the debt relieved with no gain or loss recorded.

During 2013, the Company issued 57,143 shares of restricted common stock for geological services rendered in the amount of $4,000.  The shares were valued on the grant date at the closing market price.

During 2013, the Company issued 94,563 shares of restricted common stock for mining safety & health services rendered in the amount of $3,782. The shares were valued on the grant date at the closing market price.

During 2013, the Company issued 40,000 shares of restricted common stock for mining services. The shares were valued at $1,480 based on the closing market price on the date of grant.

In 2013 the Company issued 5,000,000 shares of common stock to our Chief Executive Officer to reduce the aggregate amount of deferred compensation owed to him by $180,000.  The shares were valued at the closing market price of our common stock on the date of grant.

In 2013 the Company issued 277,778 shares of common stock to director Fred Michini for director fees earned during 2013.  The shares were valued at $10,000 based on the closing market price of our common stock on the date of grant.

During 2013,  in connection with the Typenex and LG note issuances, a commission has been paid to Carter Terry & Company, a registered broker-dealer, consisting of $17,500 in cash and 148,750 restricted Rule 144 shares of common stock.  The shares were valued at $6,481 based on the closing market price on the date of grant. This value is being amortized over the term of the related note agreement.